Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2018
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

12. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of
	December 31,
	2017	2018
	RMB	RMB
Accrued payroll	64,526	114,201
Accrued expenses	7,176	12,054
Payable to employees for proceeds from shares as sold	—	8,598
Other liabilities	1,137	9,625
Total	72,839	144,478